7. STOCK OPTIONS AND WARRANTS: Schedule of Finder's Warrants Activity (Tables)	12 Months Ended
Sep. 30, 2021
Tables/Schedules
Schedule of Finder's Warrants Activity

The continuity of finder’s warrants for the year ended September 30, 2021 is as follows:

Expiry date	Exercise price	September 30, 2020	Issued	Exercised	Expired	September 30, 2021
February 25, 2021	$0.05	806,100	-	(56,100)	(750,000)	-
October 9, 2022	$0.135	-	1,339,036	-	-	1,339,036
June 14, 2023	$0.12	-	665,583	-	-	665,583
Outstanding		806,100	2,004,619	(56,100)	(750,000)	2,004,619
Weighted average exercise price		$0.05	$0.13	$0.05	$0.15	$0.13

As at September 30, 2021, the weighted average contractual remaining life of finder’s warrants is 1.25 years (September 30, 2020 – 0.41 years; September 30, 2019 – 0.53 years).

The continuity of finder’s warrants for the year ended September 30, 2020 is as follows:

Expiry date	Exercise price	September 30, 2019	Issued	Exercised	Expired	September 30, 2020
December 24, 2019	$0.05	887,250	-	-	(887,250)	-
April 25, 2020	$0.10	240,000	-	-	(240,000)	-
July 9, 2020	$0.05	1,007,125	-	(1,007,125)	-	-
August 16, 2020	$0.14	26,100	-	-	(26,100)	-
February 25, 2021	$0.05	-	1,002,000	(195,900)	-	806,100
Outstanding		2,160,475	1,002,000	(1,203,025)	(1,153,350)	806,100
Weighted average exercise price		$0.06	$0.05	$0.05	$0.06	$0.05

The continuity of finder’s warrants for the year ended September 30, 2019 is as follows:

Expiry date	Exercise price	September 30, 2018	Issued	Exercised	Expired	September 30, 2019
December 24, 2019	$0.05	-	887,250	-		887,250
April 25, 2020	$0.10	240,000	-	-	-	240,000
August 16, 2020	$0.14	26,100	-	-	-	26,100
July 9, 2020	$0.05	-	1,007,125	-	-	1,007,125
Outstanding		266,100	1,894,375	-	-	2,160,475
Weighted average exercise price		$0.10	$0.05	$Nil	$Nil	$0.06